Preferred Stock (Activity related to the Series A Preferred Stock) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Amount
Fiscal year opening balance, value	$ 23,501	$ 25,850	$ 25,850
PIK dividend shares issued, value	162	452	1,858	$ 1,311
Adjustment to redemption value, value	162	$ 0	4,206	0
Balance at end of period, value	$ 0		$ 23,501	$ 25,850
Series A Preferred Stock
Number of shares
Fiscal year opening balance (in shares)	22,683,428	21,162,697	21,162,697	20,089,436
PIK dividend shares issued (in shares)	132,320		1,520,731	1,073,261
Redemption (in shares)	(22,815,748)		0
Balance at end of period (in shares)	0		22,683,428	21,162,697
Amount
Fiscal year opening balance, value	$ 23,501	$ 25,850	$ 25,850	$ 24,539
PIK dividend shares issued, value	162		1,858	1,311
Adjustment to redemption value, value	(162)		(4,207)	0
Redemption, value	(23,501)		0
Balance at end of period, value	$ 0		$ 23,501	$ 25,850